Financial Instruments - Fair Value Measurements on a Recurring and Non-recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Key inputs used in investor option liability valuation
Other-than-temporarily impairment related to the available-for-sale investments	$ 4,800,000	$ 0	$ 2,600,000
Impairment charges under cost method investments	29,000,000	6,600,000	10,100,000
Impairment charges under equity method investments	2,500,000	0	5,200,000
Goodwill and acquired intangibles impairment	40,194,000		14,526,000
Financial instruments measured on a recurring basis
Key inputs used in investor option liability valuation
Other-than-temporarily impairment related to the available-for-sale investments	4,800,000	0	2,600,000
Non-recurring
Key inputs used in investor option liability valuation
Impairment on the acquired intangible assets	3,500,000
Goodwill and acquired intangibles impairment	36,700,000	0	14,500,000
Non-recurring | Significant Unobservable Inputs (Level 3)
Key inputs used in investor option liability valuation
Carrying value to fair value of cost method investments	0	0
Carrying value to fair value of equity method investments	0	0
Impairment charges under cost method investments	29,000,000	6,600,000	10,100,000
Impairment charges under equity method investments	$ 2,500,000	$ 0	$ 5,200,000
Non-recurring | Significant Unobservable Inputs (Level 3) | Discounted cash flow model | Minimum
Key inputs used in investor option liability valuation
Fair value input of the privately held investments, discount curve of market interest rates (as a percent)	20.00%
Non-recurring | Significant Unobservable Inputs (Level 3) | Discounted cash flow model | Maximum
Key inputs used in investor option liability valuation
Fair value input of the privately held investments, discount curve of market interest rates (as a percent)	33.00%